PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net of accumulated depreciation and amortization

	2012	2013	2013
	RUR	RUR	$
Servers and network equipment	7,517	9,739	297.6
Infrastructure systems	3,092	3,409	104.2
Land and buildings	823	1,172	35.8
Office furniture and equipment	731	1,002	30.6
Leasehold improvements	577	611	18.6
Other equipment	82	64	2.0
Assets not yet in use	568	1,599	48.9
Purchased technologies and licenses	1,598	2,466	75.3

Total	14,988	20,062	613.0
Less: accumulated depreciation and amortization	(6,893)	(10,333)	(315.7)

Total property and equipment, net	8,095	9,729	297.3

Schedule of estimated amortization expense over the next five years for purchased technologies and licenses included in property and equipment

	RUR	$
For the year ending December 31, 2014	572	17.5
For the year ending December 31, 2015	455	13.9
For the year ending December 31, 2016	331	10.1
For the year ending December 31, 2017	157	4.8
For the year ending December 31, 2018	47	1.4
Thereafter	—	—

Total	1,562	47.7